Lines of Credit Payable (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Line of Credit Facility [Line Items]
Lines of Credit Payable	$ 42,670,573	$ 34,799,982
Due To Casino Operators [Member]
Line of Credit Facility [Line Items]
Lines of Credit Payable	$ 42,670,573	$ 34,799,982